CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Income (Loss)	$ 98,711	$ 15,101	$ (171,328)
Reconciliation of Net Income (Loss) to Net Cash Provided by / (Used In) Operating Activities
Depreciation Expense	51,397	50,421	68,352
Impairment Loss on Vessels	0	314	60,311
Gain on Disposal of Vessels	0	(6,005)	0
Drydock Expenditure	(9,497)	(8,215)	(7,318)
Amortization of Deferred Finance Costs	1,447	3,589	2,989
Share-based Compensation	2,203	476	339
Other, net	(150)	84	502
Changes in Operating Assets and Liabilities
Accounts Receivables	(5,813)	(11,100)	(3,025)
Inventory	(5,753)	(4,558)	(1,465)
Prepaid Expenses and Other Current Assets	2,558	(2,694)	286
Accounts Payable and Accrued Liabilities	(8,477)	230	11,743
Voyages in Progress	12,819	(13,509)	(5,844)
Net Cash Provided by / (Used In) Operating Activities	139,445	24,134	(44,458)
Cash Flows from Investing Activities
Investment in Vessels	(73,526)	(5,116)	(3,868)
Investment in Other Fixed Assets	(144)	0	(589)
Investment in Newbuilds	0	(90,301)	(13,270)
Sale of Vessels	0	81,074	14,262
Net Cash Used In Investing Activities	(73,670)	(14,343)	(3,465)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0	49,096	80,051
Proceeds from Vessel Financing	54,000	88,000	0
Repayment of Vessel financing	(14,671)	(11,476)	(7,958)
Repayments on Borrowing Facility	(44,549)	(93,933)	(30,780)
Transaction Costs Borrowing Facilities	(669)	0	(1,100)
Dividends Distributed	(89,783)	(22,682)	(9,700)
Net Cash Provided by / (Used In) Financing Activities	(95,672)	9,005	30,513
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	(29,897)	18,796	(17,410)
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	63,302	44,648	62,070
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(44)	(142)	(12)
Cash, Cash Equivalents, and Restricted Cash at End of Year	33,361	63,302	44,648
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	31,078	59,583	34,739
Restricted Cash	2,283	3,719	9,909
Cash Paid for Taxes	23	59	64
Cash Paid for Interest, Net of Amounts Capitalized	$ 29,040	$ 23,455	$ 23,392